Loans and Allowance for Loan Losses - Impaired loans (Details 4) (Loans Receivable, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Balance, Total	$ 3,959,047	$ 2,929,969
Unpaid Principal Balance, Total	3,959,047	2,929,969
Specific Allowance, Total	695,507	882,423
Average Investment in Impaired Loans, Total	4,484,374	3,135,112
Interest Income Recognized, Total	218,710	151,772
Interest Income Recognized Cash Basis, Total	189,536	143,621
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	129,272	563,524
Loans without a specific valuation allowance, Unpaid Principal Balance	129,272	563,524
Loans without a specific valuation allowance, Average Investment in Impaired Loans	220,541	652,373
Loans without a specific valuation allowance, Interest Income Recognized	12,818	27,250
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	13,076	25,347
Loans with a specific valuation allowance, Recorded Balance	584,690
Loans with a specific valuation allowance, Unpaid Principal Balance	584,690
Loans with a specific valuation allowance, Specific Allowance	183,196
Loans with a specific valuation allowance, Average Investment in Impaired Loans	604,031
Loans with a specific valuation allowance, Interest Income Recognized	28,722
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	26,783
Recorded Balance, Total	713,962	563,524
Unpaid Principal Balance, Total	713,962	563,524
Specific Allowance, Total	183,196
Average Investment in Impaired Loans, Total	824,572	652,373
Interest Income Recognized, Total	41,540	27,250
Interest Income Recognized Cash Basis, Total	39,859	25,347
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	564,610	63,293
Loans without a specific valuation allowance, Unpaid Principal Balance	564,610	63,293
Loans without a specific valuation allowance, Average Investment in Impaired Loans	757,616	96,019
Loans without a specific valuation allowance, Interest Income Recognized	19,826	5,282
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	18,816	5,327
Loans with a specific valuation allowance, Recorded Balance	1,125,641	1,467,785
Loans with a specific valuation allowance, Unpaid Principal Balance	1,125,641	1,467,785
Loans with a specific valuation allowance, Specific Allowance	348,240	248,857
Loans with a specific valuation allowance, Average Investment in Impaired Loans	1,134,401	1,488,243
Loans with a specific valuation allowance, Interest Income Recognized	66,864	79,719
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	60,012	74,028
Recorded Balance, Total	1,690,251	1,531,078
Unpaid Principal Balance, Total	1,690,251	1,531,078
Specific Allowance, Total	348,240	248,857
Average Investment in Impaired Loans, Total	1,892,017	1,584,262
Interest Income Recognized, Total	86,690	85,001
Interest Income Recognized Cash Basis, Total	78,828	79,355
Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	1,009,889
Loans without a specific valuation allowance, Unpaid Principal Balance	1,009,889
Loans without a specific valuation allowance, Average Investment in Impaired Loans	1,037,661
Loans without a specific valuation allowance, Interest Income Recognized	58,253
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	49,159
Recorded Balance, Total	1,009,889
Unpaid Principal Balance, Total	1,009,889
Specific Allowance, Total
Average Investment in Impaired Loans, Total	1,037,661
Interest Income Recognized, Total	58,253
Interest Income Recognized Cash Basis, Total	49,159
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans with a specific valuation allowance, Recorded Balance	240,805	662,730
Loans with a specific valuation allowance, Unpaid Principal Balance	240,805	662,730
Loans with a specific valuation allowance, Specific Allowance	154,089	622,730
Loans with a specific valuation allowance, Average Investment in Impaired Loans	319,812	726,269
Loans with a specific valuation allowance, Interest Income Recognized	14,425	34,465
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	16,554	33,921
Recorded Balance, Total	240,805	662,730
Unpaid Principal Balance, Total	240,805	662,730
Specific Allowance, Total	154,089	622,730
Average Investment in Impaired Loans, Total	319,812	726,269
Interest Income Recognized, Total	14,425	34,465
Interest Income Recognized Cash Basis, Total	16,554	33,921
Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	258,140
Loans without a specific valuation allowance, Unpaid Principal Balance	258,140
Loans without a specific valuation allowance, Average Investment in Impaired Loans	358,529
Loans without a specific valuation allowance, Interest Income Recognized	13,723
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	1,046
Recorded Balance, Total	258,140
Unpaid Principal Balance, Total	258,140
Specific Allowance, Total
Average Investment in Impaired Loans, Total	358,529
Interest Income Recognized, Total	13,723
Interest Income Recognized Cash Basis, Total	1,046
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	27,549	71,548
Loans without a specific valuation allowance, Unpaid Principal Balance	27,549	71,548
Loans without a specific valuation allowance, Average Investment in Impaired Loans	29,505	66,388
Loans without a specific valuation allowance, Interest Income Recognized	2,881	3,017
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	2,939	2,980
Loans with a specific valuation allowance, Recorded Balance	9,982
Loans with a specific valuation allowance, Unpaid Principal Balance	9,982
Loans with a specific valuation allowance, Specific Allowance	9,982
Loans with a specific valuation allowance, Average Investment in Impaired Loans	9,993
Loans with a specific valuation allowance, Interest Income Recognized	247
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	187
Recorded Balance, Total	37,531	71,548
Unpaid Principal Balance, Total	37,531	71,548
Specific Allowance, Total	9,982
Average Investment in Impaired Loans, Total	39,498	66,388
Interest Income Recognized, Total	3,128	3,017
Interest Income Recognized Cash Basis, Total	3,126	2,980
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	8,469	4,528
Loans without a specific valuation allowance, Unpaid Principal Balance	8,469	4,528
Loans without a specific valuation allowance, Average Investment in Impaired Loans	12,285	6,419
Loans without a specific valuation allowance, Interest Income Recognized	951	453
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	964	442
Loans with a specific valuation allowance, Recorded Balance		96,561
Loans with a specific valuation allowance, Unpaid Principal Balance		96,561
Loans with a specific valuation allowance, Specific Allowance		10,836
Loans with a specific valuation allowance, Average Investment in Impaired Loans		99,401
Loans with a specific valuation allowance, Interest Income Recognized		1,586
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis		1,576
Recorded Balance, Total	8,469	101,089
Unpaid Principal Balance, Total	8,469	101,089
Specific Allowance, Total		10,836
Average Investment in Impaired Loans, Total	12,285	105,820
Interest Income Recognized, Total	951	2,039
Interest Income Recognized Cash Basis, Total	$ 964	$ 2,018